                United States Securities and Exchange Commission
                              Washington, DC 20549


                                    Form N-PX
Annual Report of Proxy Voting Record of Registered Management Investment Company


Investment Company Act File Number: 811-21552

J.P. Morgan Multi-Strategy Fund, LLC
245 Park Avenue -3rd Floor, New York, NY 10167


Leonard F. Wallace
c/o J. P. Morgan Alternative Asset Management, Inc.
245 Park Avenue -3rd Floor
New York, NY 10167


Registrant's Telephone     Number:  (212)-648-1953
Date of fiscal year end:   March 31
Date of reporting period:  June 30, 2006


       A                      B               C                    D                        E
Company Name             Meeting Date      Ticker               Cusip No.            Agenda Item Description
                         (yyyy mm dd)
-----------------------------------------------------------------------------------------------------------------
D.E. Shaw Oculus         20050701          N/A                  N/A                  Amend Declaration of Trust
Int'l Fund LLC                                                                       for management fees and
                                                                                     side pocket arrangements.
-----------------------------------------------------------------------------------------------------------------
Strategic Value          20051201          N/A                  N/A                  Amend OM for reimbursement
Restructuring Fund                                                                   of the adviser for certain
L.P.                                                                                 non-advisory expenses of
                                                                                     the Fund.
-----------------------------------------------------------------------------------------------------------------
Evolution Fund Ltd.,     20051231          N/A                  N/A                  Amend OM for description
SPC.                                                                                 of administrator and prime
                                                                                     broker duties and new
                                                                                     expense policy.
-----------------------------------------------------------------------------------------------------------------
Pendragon (Lancelot)     20060101          N/A                  N/A                  Create new feeder funds.
Fund, LLC                                                                            Amend OM for new
                                                                                     redemption fees and
                                                                                     removal of 2 share series.
-----------------------------------------------------------------------------------------------------------------
D.E. Shaw Composite      20060101          N/A                  N/A                  Amend Declaration of Trust
Int'l Fund                                                                           for master feeder
                                                                                     structure and side pocket
                                                                                     arrangements.
-----------------------------------------------------------------------------------------------------------------


         A                                F                         G                         H
Company Name                  Management or Shareholder  Management Recommendation         Fund Vote:
                                      Proposal                For or Against        (For, Against, Abstain)
-----------------------------------------------------------------------------------------------------------------
D.E. Shaw Oculus Int'l        Mgmt                       For                        For
Fund LLC
-----------------------------------------------------------------------------------------------------------------
Strategic Value               Mgmt                       For                        For
Restructuring Fund, L.P.
-----------------------------------------------------------------------------------------------------------------
Evolution Fund Ltd., SPC.     Mgmt                       For                        For
-----------------------------------------------------------------------------------------------------------------
Pendragon (Lancelot) Fund,    Mgmt                       For                        For
LLC
-----------------------------------------------------------------------------------------------------------------
D.E. Shaw Composite Int'l     Mgmt                       For                        For
Fund
-----------------------------------------------------------------------------------------------------------------

                                    Signature

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: J.P. Morgan Multi-Strategy Fund, LLC


By:  /s/  Leonard F. Wallace    Chief Compliance Officer
     ---------------------------------------------------
           Signature                        Title

Date: August 8, 2006